Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Agriculture - 2.3%
Archer-Daniels-Midland Co.	714	$53,550
Darling Ingredients Inc. (a)	716	45,659
		99,209
Apparel - 0.9%
NIKE, Inc. - Class B	268	39,683

Auto Manufacturers - 1.0%
Tesla Motors, Inc. (a)	44	41,216

Auto Parts & Equipment - 0.9%
Adient PLC (a)	956	40,123

Beverages - 1.2%
The Coca-Cola Co.	804	49,052

Biotechnology - 1.9%
Bio-Rad Laboratories, Inc. - Class A (a)	60	35,984
Halozyme Therapeutics, Inc. (a) (b)	1,312	45,408
		81,392
Building Materials - 1.0%
Johnson Controls International PLC	570	41,422

Chemicals - 6.2%
FMC Corp.	418	46,135
Ingevity Corp. (a)	612	40,337
International Flavors & Fragrances, Inc.	308	40,631
Linde PLC	136	43,340
Mosaic Co.	1,232	49,218
The Chemours Co. (b)	1,388	45,402
		265,063
Commercial Services - 2.1%
PayPal Holdings, Inc. (a)	240	41,265
The Brink's Co.	706	49,265
		90,530
Computers - 6.2%
Accenture PLC - Class A	120	42,430
Apple, Inc.	252	44,044
Fortinet, Inc. (a)	136	40,425
Genpact Ltd. (b)	890	44,277
Hewlett Packard Enterprise Co.	2,976	48,598
Lumentum Holdings, Inc. (a) (b)	450	45,666
		265,440
Cosmetics/Personal Care - 1.8%
Coty, Inc. (a)	4,460	37,821
The Estee Lauder Cos., Inc. - Class A	126	39,285
		77,106
Distribution/Wholesale - 1.0%
LKQ Corp.	780	42,814

Electrical Components & Equipment - 3.0%
AMETEK, Inc.	318	43,493
Littelfuse, Inc.	148	39,955
Universal Display Corp.	288	44,211
		127,659
Electronics - 6.6%
Agilent Technologies, Inc.	290	40,403
Allegion PLC	346	42,465
Garmin Ltd. (b)	332	41,307
Jabil, Inc.	692	42,551
Keysight Technologies, Inc. (a)	224	37,816
Mettler-Toledo International, Inc. (a)	28	41,235
Vicor Corp. (a) (b)	386	36,411
		282,188
Healthcare-Products - 10.5%
Abbott Laboratories	336	42,827
Align Technology, Inc. (a)	68	33,657
Baxter International, Inc.	560	47,846
Danaher Corp.	142	40,582
LivaNova PLC (a)	554	41,611
PerkinElmer, Inc. (b)	242	41,665
Repligen Corp. (a)	182	36,098
STAAR Surgical Co. (a) (b)	498	36,215
The Cooper Cos., Inc.	114	45,406
Thermo Fisher Scientific, Inc.	70	40,691
West Pharmaceutical Services, Inc.	104	40,895
		447,493
Healthcare-Services - 1.0%
IQVIA Holdings, Inc. (a)	168	41,143

Household Products/Wares - 1.0%
Avery Dennison Corp.	212	43,549

Internet - 3.8%
Alphabet, Inc. - Class A (a) (b)	16	43,297
Meta Platforms, Inc. - Class A (a)	138	43,230
Mimecast Ltd. (a)	572	45,594
Netflix, Inc. (a)	74	31,609
		163,730
Machinery-Construction & Mining - 1.1%
Caterpillar, Inc.	222	44,746

Machinery-Diversified - 5.0%
AGCO Corp.	386	45,239
Cognex Corp.	594	39,477
Ingersoll Rand, Inc.	760	42,720
Nordson Corp.	168	39,067
Westinghouse Air Brake Technologies Corp.	498	44,272
		210,775
Media - 1.1%
News Corp. - Class A	2,070	46,037

Mining - 2.2%
Freeport-McMoRan, Inc.	1,180	43,920
Newmont Goldcorp Corp.	806	49,303
		93,223
Miscellaneous Manufacturing - 1.0%
General Electric Co. (b)	466	44,028

Office/Business Equipment - 0.9%
Zebra Technologies Corp. (a)	74	37,675

Oil & Gas - 3.8%
APA Corp. (b)	1,698	56,391
Chevron Corp.	382	50,168
Exxon Mobil Corp.	718	54,539
		161,098
Oil & Gas Services - 1.4%
Halliburton Co.	1,892	58,160

Retail - 0.9%
Domino's Pizza, Inc.	84	38,191

Semiconductors - 20.1%
Advanced Micro Devices, Inc. (a)	326	37,245
Amkor Technology, Inc. (b)	1,936	42,631
Analog Devices, Inc.	246	40,337
Applied Materials, Inc.	296	40,901
Broadcom, Inc.	72	42,183
Cirrus Logic, Inc. (a)	500	44,720
CMC Materials, Inc.	304	54,987
IPG Photonics Corp. (a)	272	42,016
KLA Corp.	110	42,820
Lam Research Corp.	64	37,755
Lattice Semiconductor Corp. (a)	586	32,359
Microchip Technology, Inc.	520	40,290
Micron Technology, Inc.	530	43,603
MKS Instruments, Inc. (b)	280	43,492
Monolithic Power Systems, Inc.	90	36,264
NVIDIA Corp.	150	36,729
NXP Semiconductors NV (b)	200	41,088
Power Integrations, Inc. (b)	516	41,646
Qorvo, Inc. (a)	284	38,988
Teradyne, Inc.	284	33,350
Texas Instruments, Inc. (b)	230	41,283
		854,687
Software - 6.8%
Aspen Technology, Inc. (a)	308	46,249
Autodesk, Inc. (a)	168	41,965
Cadence Design System, Inc. (a)	246	37,426
Microsoft Corp.	132	41,049
MSCI, Inc.	72	38,601
PTC, Inc. (a) (b)	376	43,714
Synopsys, Inc. (a)	124	38,502
		287,506
Telecommunications - 2.2%
Arista Networks, Inc. (a) (b)	346	43,011
Corning, Inc.	1,204	50,616
		93,627
Toys/Games/Hobbies - 1.0%
Hasbro, Inc.	450	41,616
TOTAL COMMON STOCKS (Cost $4,179,228)		4,250,181

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$4,640	4,640
TOTAL SHORT-TERM INVESTMENTS (Cost $4,640)		4,640

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.7%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	498,462	498,462
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $498,462)		498,462

Total Investments (Cost $4,682,330) - 111.7%		4,753,283
Liabilities in Excess of Other Assets - (11.7)%		(498,850)
TOTAL NET ASSETS - 100.0%		$4,254,433

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $502,511 or 11.8% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 4,250,181	$ -	$ -	$ -	$ 4,250,181
Short-Term Investments	4,640	-	-	-	4,640
Investments Purchased with Proceeds from Securities Lending	-	-	-	498,462	498,462
Total Investments in Securities	$ 4,254,821	$ -	$ -	$ 498,462	$ 4,753,283
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.